COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other non-financial liabilities
Non financial liabilities	$ 192,243,877	$ 159,403,624
Contract liabilities	462,398	1,977,305
Up to 12 months
Other non-financial liabilities
Contract liabilities	462,398
Payroll and social securities [member]
Other non-financial liabilities
Non financial liabilities	116,012,092	70,227,178
Sundry Creditors [member]
Other non-financial liabilities
Non financial liabilities	34,169,411	41,011,942
Revenue from contracts with customers [member]
Other non-financial liabilities
Non financial liabilities	462,398	1,977,305
Tax payable
Other non-financial liabilities
Non financial liabilities	33,887,019	42,858,850
Social security payment orders pending settlement [member]
Other non-financial liabilities
Non financial liabilities	6,205,557	2,783,777
Reinsurance contract liabilities
Other non-financial liabilities
Non financial liabilities	17,847	10,958
Liabilities from insurance broker operations
Other non-financial liabilities
Non financial liabilities	156,414	90,269
Other [member]
Other non-financial liabilities
Non financial liabilities	$ 1,333,139	$ 443,345